CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Balance at Dec. 31, 2008	$ 30,817,239		$ 0	$ 0	$ 4,839		$ 45,526,562	$ (15,295,384)		$ 581,222
Balance (in shares) at Dec. 31, 2008			0	0	3,225,711
Issuance of Preferred Shares related to debt restructure	51,323,443		32,900	0	0		51,290,543	0		0
Issuance of Preferred Shares related to debt restructure (in shares)			65,799,285	0	0
Issuance of Preferred Shares related to issue of Senior Secured notes, net of issuance costs	10,542,539		0	11,579	0		10,530,960	0		0
Issuance of Preferred Shares related toissue of Senior Secured notes, net of issuance costs (in shares)			0	23,158,080	0
Share issued as payment forbrokerfee	585,000		0	0	375		584,625	0		0
Share issued as payment for broker fee (in shares)			0	0	250,000
Conversion of Preferred Shares	1,302,642		(1,819)	0	1,819		1,302,642	0		0
Conversion of Preferred Shares (in shares)			(3,637,320)	0	1,212,440
Stock option compensation expenses	217,538		0	0	0		217,538	0		0
Net loss	(54,868,991)		0	0	0		0	(54,868,991)		0
Cumulative translation adjustment	(14,763)		0	0	0		0	0		(14,763)
Balance at Dec. 31, 2009	39,904,647	495,460	31,081	11,579	7,033	2,940,918	109,452,870	(70,164,375)	(2,430,451)	566,459	(15,007)
Balance (in shares) at Dec. 31, 2009			62,161,965	23,158,080	4,688,151
Share issued as payment for interest	1,092,052	12,064,566	0	0	2,249	12,064,566	1,089,803	0	0	0	0
Share issued as payment for interest (in shares)			0	0	1,500,225
Share issued as payment for legal fee	326,251		0	0	338		325,913	0		0
Share issued as payment for legal fee (in shares)			0	0	225,000
Conversion of Preferred Shares	1,820,195		(3,273)	(4,167)	7,440		1,820,195	0		0
Conversion of Preferred Shares (in shares)			(6,546,185)	(8,333,397)	4,959,865
Stock option compensation expenses	1,679,368		0	0	0		1,679,368	0		0
Net loss	(14,407,687)	(10,367,435)	0	0	0	0	0	(14,407,687)	(10,367,435)	0	0
Cumulative translation adjustment	(161,423)	(1,023,097)	0	0	0	0	0	0	0	(161,423)	(1,023,097)
Balance at Dec. 31, 2010	30,253,403	1,169,494	27,808	7,412	17,060	15,005,484	114,368,149	(84,572,062)	(12,797,886)	405,036	(1,038,104)
Balance (in shares) at Dec. 31, 2010			55,615,780	14,824,683	11,373,241
Conversion of Preferred Shares	0		(2,639)	(842)	3,481			0		0
Conversion of Preferred Shares (in shares)			(5,277,395)	(1,684,224)	2,320,539
Stock option compensation expenses	1,662,876		0	0	0		1,662,876	0		0
Net loss	(20,736,932)	(4,618,169)	0	0	0	0	0	(20,736,932)	(4,618,169)	0	0
Cumulative translation adjustment	(3,201,968)	(1,337,481)	0	0	0	0	0	0	0	(3,201,968)	(1,337,481)
Balance at Dec. 31, 2011	$ 7,977,379	$ (4,786,156)	$ 25,169	$ 6,570	$ 20,541	$ 15,005,484	$ 116,031,025	$ (105,308,994)	$ (17,416,055)	$ (2,796,932)	$ (2,375,585)
Balance (in shares) at Dec. 31, 2011			50,338,385	13,140,459	13,693,780